UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940
Investment Company Act File Number: 811-21769
HIGHLAND SPECIAL SITUATIONS FUND

(Exact Name Of The Registrant As Specified In Charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices — Zip Code)
     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).
(1) TITLE OF CLASS OF SECURITIES OF HIGHLAND SPECIAL SITUATIONS FUND (THE “FUND”) TO BE REDEEMED:
Series P Preferred Shares (the “Preferred Shares”)
(2) DATE ON WHICH THE SECURITIES ARE TO BE REDEEMED:
The Preferred Shares will be redeemed on October 28, 2010.
(3) APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE REDEEMED:
The Preferred Shares are to be redeemed pursuant to Section 3 of the Statement of Preferences of Series P Preferred Shares.
(4) NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:
The Fund intends to redeem all of the outstanding Preferred Shares.

SIGNATURE
     Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of Dallas and the State of Texas on the 24th day of September, 2010.

Highland Special Situations Fund
By:	/s/ M. Jason Blackburn
	Name:	M. Jason Blackburn
	Title:	Treasurer and Secretary